Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Leasehold improvements (approximately 2-year useful life)	$ 95,100	$ 81,500	$ 81,500
Furniture, fixtures and equipment (3 to 7-year useful life)	188,533	179,700	179,700
Laboratory and production equipment (5-year useful life)	296,434	0
Less: accumulated depreciation	(263,780)	(251,200)	$ (244,500)
Total	$ 316,287	$ 10,000
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Useful life	2 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	7 years
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	5 years